MASSMUTUAL FUNDS
MassMutual Diversified Value Fund
MM S&P 500® Index Fund
MassMutual Blue Chip Growth Fund
MassMutual Mid Cap Growth Fund
MassMutual Small Cap Growth Equity Fund
MassMutual Overseas Fund
Supplement dated April 23, 2026 to the
Statement of Additional Information dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information for Douglas Steele supplements the information found on page B-59 under the heading Interested Trustees in the section titled Management of the Trust:

Douglas Steele[5] 1295 State Street Springfield, MA 01111-0001 Year of birth: 1975 Trustee of the Trust since 2026 Officer of the Trust since 2016 Trustee and Officer of 55 portfolios in fund complex	Trustee and President of the Trust

Director (since 2026), President (since 2024), Head of MassMutual Investments (2024), Vice President (2017-2024), Interim Head of MassMutual Investments (2023-2024), Head of Product Management (2021-2024), Head of Manager Research (2021), Head of Investment Management (2017-2021), MML Advisers; Head of MassMutual Investments (since 2024), Interim Head of MassMutual Investments (2023-2024), Head of Product Management (2021-2024), Head of Manager Research (2021), Head of Investment Management (2017-2021), MassMutual; Trustee (since 2026), President (since 2024), Vice President (2016-2024), MassMutual Select Funds (open-end investment company); Trustee (since 2026), President (since 2024), Vice President (2016-2024), MassMutual Premier Funds (open-end investment company); Trustee (since 2026), President (since 2024), Vice President (2021-2024), MassMutual Advantage Funds (open-end investment company); Trustee (since 2026), President (since 2024), Vice President (2016-2024), MML Series Investment Fund (open-end investment company); Trustee (since 2026), President (since 2024), Vice President (2016-2024), MML Series Investment Fund II (open-end investment company).
[5]	Mr. Steele is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.
Effective immediately, the following information for Douglas Steele replaces the information found on page B-61 under the heading Principal Officers in the section titled Management of the Trust:

Douglas Steele 1295 State Street Springfield, MA 01111-0001 Year of birth: 1975 Trustee of the Trust since 2026 Officer of the Trust since 2016 Trustee and Officer of 55 portfolios in fund complex	Trustee and President of the Trust

For Mr. Steele’s biography, please refer to the section above titled “Interested Trustees.”
Effective immediately, the following information supplements the information found on pages B-62 and B-63 under the heading Additional Information About the Trustees in the section titled Management of the Trust:
Douglas Steele — As an executive, director, and consultant for insurance and financial services companies with over 25 years’ experience, Mr. Steele has experience with financial, regulatory, and operational issues. Mr. Steele is a CFA charterholder and holds a BA from Bates College. Mr. Steele also has FINRA Series 6, 7, 24, 26, and 63 registrations.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SELSAI-26-03